Accrued Expenses	6 Months Ended
Sep. 30, 2025
Accrued Expenses [Abstract]
Accrued Expenses

9. Accrued Expenses

Components of accrued expenses are as follows as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Accruals for operating expenses:
– Staff costs	45,536	41,684
– Listing expenses	196,410	80,066
– Auditor’s remuneration	-	140,000
Total	241,946	261,750